Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Standardized Measure of Discounted Future Net Cash Flows (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Argentina [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	$ 2,545,028	$ 1,786,896	$ 564,396
Future production costs	(1,333,468)	(913,980)	(349,819)
Future development costs	(482,015)	(304,448)	(128,885)
Future income tax expenses	(120,966)	(121,388)	(2,324)
10% annual discount for estimated timing of cash flows	(227,670)	(138,847)	(16,935)
Total standardized measure of discounted future net cash flows	380,909	308,233	66,433
Worldwide [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	2,545,028	1,786,896	564,396
Future production costs	(1,333,468)	(913,980)	(349,819)
Future development costs	(482,015)	(304,448)	(128,885)
Future income tax expenses	(120,966)	(121,388)	(2,324)
10% annual discount for estimated timing of cash flows	(227,670)	(138,847)	(16,935)
Total standardized measure of discounted future net cash flows	$ 380,909	$ 308,233	$ 66,433